EQUITY (Detail Textuals) - USD ($)			12 Months Ended
	Aug. 11, 2016	Aug. 03, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Stockholders' Equity [Line Items]
Common stock, shares authorized (in shares)			350,000,000	350,000,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001
Common stock, voting rights			one vote
Common stock issued for services			$ 13,913,076
Proceeds from issuance of common stock			1,440,000
Common stock and warrants issued			4,719,373
Common stock issued for exercise of warrants			1,440,000
Conversion of related party loans to common shares			$ 574,398
Common stock, shares issued (in shares)			90,589,154	74,097,796
Common stock, shares outstanding (in shares)			90,589,154	74,097,796
Warrant
Stockholders' Equity [Line Items]
Warrants exercise price			$ 1.63	$ 0	$ 0
Common Stock
Stockholders' Equity [Line Items]
Shares issued			16,491,358
Common stock issued for services (in shares)			10,894,480
Common stock issued for services			$ 10,894
Common stock and warrants issued			$ 4,105
Common stock and warrants issued (in shares)			4,104,998
Common stock issued for exercise of warrants			$ 1,152
Common stock issued for exercise of warrants (in shares)			1,152,000
Conversion of related party loans to common shares			$ 340
Conversion of related party loans to common shares (in shares)			339,880
Common stock issued price per share			$ 1.69
Conversion of related party loans to common shares for the settlement of notes payable			$ 84,980
Conversion of related party loans to common shares, loss on related party loan conversion			$ 489,418
Number of share common stock consisted in each unit			1
Number of share purchase warrant consisted in each unit			1
Common Stock | Apcentive Inc
Stockholders' Equity [Line Items]
Shares issued		40,000,000
Common stock issued price per share		$ 0.001
Value of intellectual property acquired		$ 0
Common Stock | Minimum
Stockholders' Equity [Line Items]
Warrants exercise price			$ 1.25
Warrants contractual term			1 year
Common Stock | Maximum
Stockholders' Equity [Line Items]
Warrants exercise price			$ 3.25
Warrants contractual term			5 years
Common Stock | Consultant
Stockholders' Equity [Line Items]
Common stock issued for services (in shares)			386,656
Common stock issued for services			$ 434,223
Common Stock | Strategic service providers
Stockholders' Equity [Line Items]
Common stock issued for services (in shares)			10,507,824
Common stock issued for services			$ 13,478,853
Common Stock | Officer and Director | Stock Issuance Cancellation Agreement
Stockholders' Equity [Line Items]
Common stock issued price per share	$ 0.001
Number of shares agreed to cancel	80,000,000